Annual Total Returns- SmartRetirement Blend Income Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend Income Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.35%	4.74%	(0.66%)	5.80%	10.70%	(3.80%)	14.08%	9.60%